Loans and advances to customers	12 Months Ended
Dec. 31, 2023
Loans and advances to customers [abstract]
Loans and advances to customers	7 Loans and advances to customers

Loans and advances to customers by type
	Netherlands		Rest of the world		Total
in EUR million	2023	2022	2023	2022	2023	2022
Loans and advances to public authorities	1,070	837	13,314	11,840	14,384	12,677
Residential mortgages	112,145	110,017	217,361	212,833	329,506	322,850
Other personal lending	5,036	5,835	31,535	30,345	36,571	36,180
Corporate Lending	62,677	68,077	209,795	211,092	272,472	279,169
	180,928	184,766	472,005	466,111	652,933	650,876

Loan loss provisions	-830	-993	-4,791	-4,990	-5,621	-5,984
	180,099	183,772	467,214	461,120	647,313	644,893
For details on credit quality and loan loss provisioning, refer to ‘Risk management – Credit risk’ paragraphs
‘Credit quality’ and 'Loan loss provisioning'.
As at 31 December 2023 EUR 647,120 million (2022: EUR 644,697 million) of loans and advances to customers are non-subordinated.
Loans and advances to customers and to banks include finance lease receivables and are detailed as follows:

Finance lease receivables [1]
in EUR million	2023	2022
Maturities of gross investment in finance lease receivables
- within 1 year	3,827	3,452
- between 1-2 years	2,742	2,463
- between 2-3 years	2,133	1,870
- between 3-4 years	1,475	1,294
- between 4-5 years	875	747
- more than 5 years	1,451	1,423
	12,503	11,251

Unearned future finance income on finance leases	-1,040	-792
Net investment in finance leases	11,463	10,459

Included in Loans and advances to banks	5	6
Included in Loans and advances to customers	11,459	10,453
	11,463	10,459
1The total loan loss provision of EUR 160 million (2022: EUR 160 million) for finance lease receivables is classified into the following loan loss provision stages: Stage 1: EUR 6 million (2022: EUR 9 million), Stage 2: EUR 14 million (2022: EUR 28 million) and Stage 3: EUR 139 million (2022: EUR 123 million).
The finance lease receivables mainly relate to the financing of equipment and real estate and are mainly part of corporate lending. To a lesser extent, the finance lease receivables relate to real estate for third parties, where ING is the lessor. Interest income in 2023 on finance lease receivables amounts to EUR 429 million (2022: EUR 292 million).